Note 13 - Income Taxes (Details Textual) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Deferred Tax Assets, Net, Total	$ 538,000	$ 503,000
Deferred Tax Assets, Valuation Allowance, Total	$ 0	$ 0